Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 08, 2024 $ / shares	Jan. 02, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically our annual grants occur during an open trading window in the first quarter of the year. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives. In 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, the Compensation Committee did grant annual stock option awards to our named executive officers within the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such report. Specifically, pre-market on January 8, 2024, the Company made available on Form 8-K an updated corporate presentation used in connection with meetings at an investor conference the week of January 8, 2024. The following information regarding such option grants is provided in accordance with SEC rules:
Name	Grant Date	Number of Securities Underlying Award	Exercise Price(1)	Grant Date Fair Value
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately Prior
to the Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following the
Disclosure of Material Nonpublic
Information(2)

Dinesh V. Patel	1/2/2024	315,250	$23.42	$6,119,129	5.6%
Asif Ali	1/2/2024	78,000	$23.42	$1,514,011	5.6%
Suneel Gupta	1/2/2024	71,500	$23.42	$1,387,844	5.6%
Arturo Molina	1/2/2024	97,500	$23.42	$1,892,514	5.6%
(1)
The exercise price of the reported stock option grants was higher than the closing price of the Company’s common stock on January 8, 2024 ($23.02).
(2)
This compares to a percentage change in the SPDR S&P Biotech ETF (NYSEARCA: XBI) over the same period of 4.6%.

Award Timing Method	We do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically our annual grants occur during an open trading window in the first quarter of the year. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures
Exercise Price		$ 23.02
Underlying Security Market Price Change			4.6
Dinesh V. Patel [Member[
Awards Close in Time to MNPI Disclosures
Name			Dinesh V. Patel
Underlying Securities | shares			315,250
Exercise Price			$ 23.42
Fair Value as of Grant Date | $			$ 6,119,129
Underlying Security Market Price Change			5.6
Asif Ali [Member]
Awards Close in Time to MNPI Disclosures
Name			Asif Ali
Underlying Securities | shares			78,000
Exercise Price			$ 23.42
Fair Value as of Grant Date | $			$ 1,514,011
Underlying Security Market Price Change			5.6
Suneel Gupta [Member]
Awards Close in Time to MNPI Disclosures
Name			Suneel Gupta
Underlying Securities | shares			71,500
Exercise Price			$ 23.42
Fair Value as of Grant Date | $			$ 1,387,844
Underlying Security Market Price Change			5.6
Arturo Molina [Member]
Awards Close in Time to MNPI Disclosures
Name			Arturo Molina
Underlying Securities | shares			97,500
Exercise Price			$ 23.42
Fair Value as of Grant Date | $			$ 1,892,514
Underlying Security Market Price Change			5.6